Oil and Gas Property Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Depletion	$ 18,639	$ 18,841
2015 Alberta oil and gas well interest
Depletion	$ 18,639	$ 18,841